Trade Receivables and Reseller Financing (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade receivables

The composition of trade receivables is as follows:

	12/31/2018	12/31/2017
		Restated (i)
Domestic customers	4,290,996	4,024,919
Foreign customers	244,960	230,508
(-) Estimated losses on doubtful accounts	(385,080)	(347,801)

Total	4,150,876	3,907,626

Current	4,069,307	3,861,325
Non-current	81,569	46,301

Trade receivables breakdown

The breakdown of trade receivables, gross of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days

12/31/2018	4,535,956	3,739,601	121,622	53,864	49,629	84,920	486,320
12/31/2017 – Restated (i)	4,255,427	3,553,976	189,071	39,314	44,314	74,037	354,715

Breakdown of estimated losses on doubtful accounts

The breakdown of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2018	385,080	39,226	4,094	3,754	5,533	46,783	285,690
12/31/2017 – Restated (i)	347,801	27,104	7,672	2,794	2,173	20,500	287,558

Composition of reseller financing

The composition of reseller financing is as follows:

	12/31/2018	12/31/2017
		Restated (i)
Reseller financing – Ipiranga	855,229	675,236
(-) Estimated losses on doubtful accounts	(139,699)	(104,977)

Total	715,530	570,259

Current	367,262	286,569
Non-current	348,268	283,690

Breakdown of reseller financing, gross of estimated losses on doubtful accounts

The breakdown of reseller financing, gross of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2018	855,229	633,183	11,262	14,869	9,377	20,783	165,755
12/31/2017 – Restated (i)	675,236	516,547	11,868	7,177	3,883	13,775	121,986

Breakdown of estimated losses on doubtful accounts

The breakdown of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2018	139,699	26,982	1,250	1,642	1,131	12,176	96,518
12/31/2017 – Restated (i)	104,977	635	189	86	63	1,951	102,053